EMPLOYEE BENEFITS OBLIGATIONS - Expected Employer Contributions (Details) $ in Millions	12 Months Ended
Mar. 31, 2021 CAD ($)
Funded
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 24.6
Unfunded
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	4.2
Canada | Funded
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	22.3
Canada | Unfunded
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	3.5
Foreign | Funded
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	2.3
Foreign | Unfunded
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 0.7